Cash and cash equivalents (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash and banks (1)	$ 136,911	$ 26,549	$ 4,004
Time deposits	9,714	4,326
Mutual funds	60,555	590	22,144
Total cash and cash equivalents	$ 207,180	$ 31,465	$ 26,148